Supplemental Guarantor and Non-Guarantor Information for Host LP - Additional Information (Detail)	Dec. 31, 2010 Entity Contract Year Location
Number of hotels	113
HOST HOTELS & RESORTS L.P. | Non-Guarantor Subsidiaries | Full Service
Number of hotels	25